Annual Fund Operating Expenses - Columbia Quality Income Fund	Oct. 01, 2020
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	0.92%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.67%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	1.67%
Class Inst
Operating Expenses:
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	0.67%
Class Adv
Operating Expenses:
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	0.67%
Class Inst2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.57%
Class Inst3
Operating Expenses:
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	0.53%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	none	[1]
Net Expenses (as a percentage of Assets)	1.17%

[1]	The Fund’s transfer agent has contractually agreed to waive fees and/or to reimburse expenses through September 30, 2021, unless sooner terminated by the Fund’s Board of Trustees (the Board), so that the fees payable under the Fund’s transfer agency agreement do not exceed the annual rate of 0.05% for Class Inst2.